Financial instruments - additional disclosures (Details 4) - Recurring fair value measurement [member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		$ 2,010
Cash and cash equivalents [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		2,010
Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 213	2,846
Marketable securities, time deposits and derivative financial instruments [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	9
Marketable securities, time deposits and derivative financial instruments [member] | Total available-for-sale marketable securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		2,741
Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	204	105
Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,070	2,704
Financial investments and long-term loans [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	281	366
Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,182	1,697
Financial investments and long-term loans [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	607	641
Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	129	192
Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	43
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		2,010
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		2,010
Level 1 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		2,719
Level 1 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Total available-for-sale marketable securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		2,719
Level 1 of fair value hierarchy [member] | Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	493	1,108
Level 1 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	20	28
Level 1 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	473	1,080
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	213	127
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	9
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Total available-for-sale marketable securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		22
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	204	105
Level 2 of fair value hierarchy [member] | Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	10
Level 2 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	10
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,567	1,596
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	261	338
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	699	617
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	607	641
Level 3 of fair value hierarchy [member] | Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	129	$ 192
Level 3 of fair value hierarchy [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 43